Reserves - Schedule of Reserves (Details) (20-F) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Foreign currency translation	$ 789,598		$ 765,930	$ 765,930	$ 1,288,896	$ 1,288,896	$ 789,598	$ 765,930
Share-based payments	5,220,334		4,885,232	4,885,232	4,755,597	4,755,597	5,220,334	4,885,232
Total reserves	7,454,278	$ 7,454,278					$ 6,009,932	$ 5,651,162
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year	789,598		765,930	765,930	1,288,896
Reconciliation of foreign currency translation reserve, Add: net currency translation gain / (loss)	(381,163)		(54,789)	23,668	(522,966)	(130,655)
Reconciliation of foreign currency translation reserve, Balance at the end of the financial year				789,598	765,930	1,288,896
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year	5,220,334		4,885,232	4,885,232	4,755,597
Reconciliation of share-based payments reserve, Add: share-based payments expense	$ 33,771	33,771	$ 138,381	341,201	129,635	120,287
Reconciliation of share-based payments reserve, Less: Reversal of forfeited/lapsed options		$ (81,982)		(6,099)
Reconciliation of share-based payments reserve, Balance at the end of the financial year				$ 5,220,334	$ 4,885,232	$ 4,755,597